CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	28,402,389	28,389,378	21,723,049
Common Stock, Shares, Outstanding	28,402,389	28,389,378	21,723,049
Convertible Series A Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	2,250,000	2,250,000	2,250,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Liquidation Preference, Value
Convertible Series B Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	8,000,000	8,000,000	8,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Liquidation Preference, Value
Convertible Series C Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	3,284,396	3,284,396	3,284,396
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Liquidation Preference, Value
Convertible Series D Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	7,500,000	7,500,000	7,500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Convertible Series E Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	15,151	15,151	15,151
Preferred Stock, Shares Issued	8,946	8,946	9,375
Preferred Stock, Shares Outstanding	8,946	8,946	9,375
Preferred Stock, Liquidation Preference, Value	$ 9,742,194	$ 9,742,194	$ 10,209,375